Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss	$ (3,702,063)	$ (1,249,483)	$ (2,379,092)	$ (1,637,703)
Adjustments to reconcile net loss to net cash used in operations
Amortization of operating lease - right-of-use asset	17,283	12,102	16,130	16,130
Amortization of debt discount		31,675	31,675	133,296
Depreciation expense	17,776	17,313	22,055	25,766
Stock issued for services	177,000		525,000
Change in fair value of derivative liability
Imputed interest expense on debt		1,118	4,932
Imputed interest expense on debt - related parties	2,937	767	2,783
Increase (decrease) in
Accounts Receivable	8,334	22,067	5,400	(13,737)
Prepaids	(15,390)	(30,832)	(7,331)	320
Deposits		(100,000)	(100,000)
Increase (decrease) in
Accounts payable and accrued expenses	5,670	2,914	(13,761)	(258,891)
Accounts payable and accrued expenses - related party	92,154	180,387	134,687	144,658
Deferred revenue	53,670	25,336	41,666	8,334
Operating lease liability	(15,646)	(11,142)	(15,006)	(13,856)
Net cash used in operating activities	(3,363,257)	(1,097,778)	(1,730,862)	(1,595,683)
Investing activities
Purchase of fixed assets	(76,524)
Advances on loans receivable		(75,000)
Net cash used in investing activities	(76,524)	(75,000)
Financing activities
Proceeds from stock issued for cash	8,000,000	1,000,000	1,400,000	1,375,000
Proceeds from note payable			300,000	250,000
Proceeds from issuance of note payable		300,000	100,000
Proceeds (repayments) on notes payable - related party	(350,000)		(100,000)
Net cash provided by financing activities	5,250,000	1,300,000	1,700,000	1,625,000
Net increase in cash and cash equivalents	1,810,219	127,222	(30,862)	29,317
Cash and cash equivalents - beginning of period	69,791	100,653	100,653	71,336
Cash and cash equivalents - end of period	1,880,010	227,875	69,791	100,653
Supplemental disclosure of cash flow information
Cash paid for interest
Cash paid for income tax
Supplemental disclosure of non-cash investing and financing activities
Conversion of debt to common stock			300,000
Warrants issued as debt issue costs - related party				$ 126,699
Loss on lease termination	15,018		$ (15,018)
Cash paid for lease termination	(20,000)
Cash paid to repurchase and retire common stock	(2,500,000)
Proceeds from issuance of note payable - related party	100,000
Forgiveness of accrued interest payable - related party	41,414
Right-of-use asset obtained in exchange for new operating lease liability	196,049
Termination of ROU operating lease asset and liability	$ 28,228